Private Placement (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Public offering, shares (in Shares)	14,375,000
Sponsor
Private Placement (Details) [Line Items]
Public offering, shares (in Shares)	7,250,000
Private Placement
Private Placement (Details) [Line Items]
Per share price (in Dollars per share)		$ 1.00
Additional aggregate purchase price	7,250,000